Related Party Transactions, Founder Shares (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 11, 2020	Apr. 02, 2020	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Aug. 06, 2020	Dec. 31, 2019
Founder Shares [Abstract]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)				9,114,904	9,114,904		9,077,062
Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Private Placement [Abstract]
Gross proceeds from private placement					$ 4,990,000
Common Class A [Member] | Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)				1,602,228	1,425,327
Common Class B [Member] | Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)				3,737,500	3,737,500	487,500
Investor [Member] | Private Placement | Arya Sciences Acquisition Corp III
Private Placement [Abstract]
Gross proceeds from private placement	$ 5,000,000.0
Shares issued (in shares)	499,000
Share price (in dollars per share)	$ 10.00
Units Issued During Period, Shares, New Issues	499,000
Investor [Member] | Common Class A [Member] | Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Number of trading days				20 days	20 days
Trading Days Threshold				30 days	30 days
Investor [Member] | Common Class A [Member] | Minimum | Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Stock price (in dollars per share)				$ 12.00	$ 12.00
Threshold period after initial Business Combination				150 days	150 days
Investor [Member] | Common Class B [Member] | Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock		$ 25,000
Shares issued (in shares)		3,593,750
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares outstanding (in shares)	487,500					3,737,500
Ownership interest, as converted percentage		20.00%		20.00%
Shares no longer subject to forfeiture (in shares)	487,500
Period to not transfer, assign or sell Founder Shares				1 year	1 year
Private Placement [Abstract]
Shares issued (in shares)		3,593,750
Investor [Member] | Common Class B [Member] | Maximum | Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)	487,500					487,500
Independent Director Nominees [Member] | Arya Sciences Acquisition Corp III
Founder Shares [Abstract]
Shares issued (in shares)			90,000
Private Placement [Abstract]
Shares issued (in shares)			90,000